SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-Q

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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00747

                            AMERITOR INVESTMENT FUND
               (Exact name of registrant as specified in charter)

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                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 424-8570

                     DATE OF FISCAL YEAR END: June 30, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)

          AMERITOR SECURITY TRUST

    Number                                                                               Market
  of Shares                         Description                                          Value
---------------                   -----------------                                -------------------
                        COMMON STOCKS:                                    80.68%

                        AEROSPACE                                          3.38%
     795                Orbital Sciences                                                     $  7,696
                                                                                   -------------------

                        APPAREL                                            7.15%
     275                American Eagle Outfitters                                               8,126
     170                Urban Outfitters                                                        8,155
                                                                                   -------------------
                                                                                               16,281

                        BANKS                                             13.41%
     307                Astoria Financial                                                       7,767
     250                Investors Financial                                                    12,227
     475                Sovereign Bancorp                                                      10,526
                                                                                   -------------------
                                                                                               30,520

                        COMPUTERS                                          4.03%
     220                Apple Computers                                                         9,167
                                                                                   -------------------


                        ELECTRONICS/COMPONENTS                             3.51%
     300                Nam Tai Electronics                                                     7,980
                                                                                   -------------------

                        INDEX                                             12.37%
     140                US Dow Jones Utilities                                                  9,985
      75                Ishares TR S&P Midcap                                                   9,861
     100                Ishares S&P Global                                                      8,319
                                                                                   -------------------
                                                                                               28,165

                        MEDICAL                                            3.83%
     250                Community Health Services                                               8,727
                                                                                   -------------------

                        METAL PROCESSING                                   4.24%
     285                Commercial Metals Inc                                                   9,659
                                                                                   -------------------

                        MINERALS                                           4.65%
    2,350               Northern Dynasty Minerals *                                            10,575
                                                                                   -------------------

                        OIL REFINING                                       5.95%
     185                Valero Energy Corp                                                     13,555
                                                                                   -------------------

                        REAL ESTATE MANAGEMENT                             4.41%
     215                Jones Lang LaSalle                                                     10,030
                                                                                   -------------------

                        TRANSPORT SERVICES                                10.01%
     130                Federal Express                                                        12,214
     240                Tsakos Energy Navigators LTD                                           10,567
                                                                                   -------------------
                                                                                               22,781

                        VITAMINS/NUTRITION                                 3.74%
     180                USANA HEALTH SCIENCE                                                    8,514
                                                                                   -------------------

                        TOTAL INVESTMENTS:
                        (Cost: $180,874)**                                80.68%              183,650
                        Other liabilities, net                            19.32%               43,987
                                                                 ----------------  -------------------
                        NET ASSETS                                       100.00%            $ 227,637
                                                                 ================  ===================

At March 31, 2005, the tax basis cost of the Fund's investments was $180,874 and the unrealized appreciation and depreciation were $5,009 and $2,233 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Ameritor Security Trust


By (Signature and Title)          /s/ Jerome Kinney
                                  --------------------------
                                  Name:  Jerome Kinney
                                  Title: President (Principal Executive Officer)

Date: May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ Jerome Kinney
                                  ---------------------------
                                  Name:  Jerome Kinney
                                  Title: President (Principal Executive Officer)
Date: May 31, 2005

                                  By: /s/ Jerome Kinney
                                  ---------------------------
                                  Name:  Jerome Kinney
                                  Title: Treasurer
                                  (Principal Financial and Accounting Officer
Date: May 31, 2005